Long-term debt - Principal Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal outstanding	$ 786,087
2027 Notes
Debt Instrument [Line Items]
Annual interest rate	5.875%
Principal outstanding	$ 553,354	$ 265,000
2023 Notes
Debt Instrument [Line Items]
Annual interest rate	6.625%
Principal outstanding	$ 216,593	$ 348,069